Movement of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	$ 1,282	$ 1,342
(Reversal) provision of the allowance for doubtful accounts	499	(8)
Foreign currency adjustment	83	(52)
Balance at end of the year	$ 1,864	$ 1,282